Vessels, net (Details Narrative)	2 Months Ended		3 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended				9 Months Ended	12 Months Ended
	Mar. 06, 2023 USD ($)	Feb. 18, 2021 USD ($)	Mar. 19, 2021 USD ($)	Jun. 05, 2023 USD ($)	Aug. 11, 2023 USD ($)	Sep. 13, 2023	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 16, 2023 USD ($)	Sep. 22, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price											$ (0)	$ (0)	$ 71,600,000
Proceeds from sales of property, plant and equipment, classified as investing activities											35,097,000	0	0
Reversal of impairment loss recognised in profit or loss, property, plant and equipment											4,400,000	0	0
Cash advances and loans made to other parties, classified as investing activities											19,074,000	28,172,000	$ (0)
Power Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built		2011
Vessel type		Kamsarmax
Purchase price		$ 16,200,000
Vessel Capacity		80,655
Vessel Delivery Date		Jul. 20, 2021
Diamond Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built			2018
Vessel type			Kamsarmax
Purchase price			$ 27,000,000
Vessel Capacity			82,027
Vessel Delivery Date			Jun. 09, 2021
Vessel cost			$ 26,400,000
Dry-docking cost capitalised			$ 600,000
Orion Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built										2015
Vessel type										Kamsarmax
Purchase price										$ 28,400,000
Vessel Capacity										81,837
Vessel Delivery Date										Nov. 29, 2021
Vessel cost										$ 27,900,000
Dry-docking cost capitalised										$ 500,000
Sun Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built	2007
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 14,100,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment											$ 4,400,000
Gains on disposals of non-current assets				$ 71,000
Sky Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built					2009
Vessel Delivery Date											Sep. 07, 2023
Proceeds from sales of property, plant and equipment, classified as investing activities					$ 10,700,000
Gains on disposals of non-current assets					$ 2,200,000
Star Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built						2010
Vessel Delivery Date											Sep. 13, 2023
Proceeds from sales of property, plant and equipment, classified as investing activities									$ 11,200,000
Gains on disposals of non-current assets									$ 1,600,000
Two newbuild bulk carriers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type								bulk carrier
Vessel Capacity								64,000
Vessel cost								$ 75,500,000
Vessel Delivery Date								second half of 2026
Cash advances and loans made to other parties, classified as investing activities							$ 7,500,000
Five Vessels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel cost												$ 1,100,000